Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted	$ 4,174	$ 2,446	$ (1,967)	$ 3,509	$ 3,959	$ (456)	$ 2,519	$ (1,263)	$ 8,162	$ 4,759	$ (9,994)
Accretion of Class L preference									84,647	72,842	65,962
Net (loss) available to common shareholders									(76,485)	(68,083)	(75,957)
Common Stock Class L [Member]
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted									79,211	71,568	64,712
Weighted average number of common shares outstanding:
Basic and diluted									1,326,206	1,317,273	1,315,153
Earnings (loss) per share:
Basic and diluted	$ 15.68	$ 15.30	$ 14.76	$ 13.99	$ 14.20	$ 13.86	$ 13.37	$ 12.90	$ 59.73	$ 54.33	$ 49.21
Common Stock Class L [Member] | Nonvested [Member]
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Accretion of Class L preference									79,211	71,568	64,712
Common Stock Class L [Member] | Vested [Member]
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Accretion of Class L preference									5,436	1,274	1,251
Common Stock Class A [Member]
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted	$ (17,412)	$ (18,521)	$ (25,482)	$ (15,070)	$ (15,083)	$ (19,030)	$ (15,406)	$ (18,564)	$ (76,485)	$ (68,083)	$ (75,957)
Weighted average number of common shares outstanding:
Basic and diluted									6,058,512	6,016,733	6,006,960
Earnings (loss) per share:
Basic and diluted	$ (2.87)	$ (3.06)	$ (4.20)	$ (2.49)	$ (2.51)	$ (3.16)	$ (2.56)	$ (3.09)	$ (12.62)	$ (11.32)	$ (12.64)